Accrued Liabilities (Annual) (Detail) - Warranty obligations (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Nov. 30, 2010	Dec. 31, 2009
Balance at beginning of year	$ 274	$ 291	$ 291	$ 389
Provisions	125	16
Deductions	(142)	(114)
Balance at end of year	$ 274	$ 291	$ 291	$ 389